Pension Plans, Retirement Benefits and Savings Plans (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Amounts recognized in accumulated other comprehensive income consist of:
Prescription drug liability reduction due to transition to Medicare Part D Employer Group Waiver Program		$ 31
Pension Plans [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	3,261	2,889
Benefits earned	118	113	98
Interest cost on benefit obligation	132	138	135
Actuarial loss (gain)	(262)	242
Benefits paid	(149)	(125)
Foreign currency exchange rate change, change in projected benefit obligation	2	4
Acquisition	15
Benefit obligation, balance, end of year	3,117	3,261	2,889
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	2,859	2,500
Actual return on plan assets	465	252
Company contributions	6	228
Benefits paid	(149)	(125)
Foreign currency exchange rate change, change in plan assets	2	4
Acquisition	20
Fair value of plan assets, balance, end of year	3,203	2,859	2,500
Funded status of plan at end of year	86	(402)
Amounts recognized in the statement of financial position consist of:
Accrued over-funded benefit plan assets	186
Accrued under-funded benefit plan liabilities	(100)	(402)
Total amount recognized in the statement of financial position	86	(402)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	738	1,363
Total amount recognized in accumulated other comprehensive income	738	1,363
Qualified Domestic Pension Plan [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	3,055	2,706
Benefits earned	112	107
Interest cost on benefit obligation	124	129
Actuarial loss (gain)	(243)	225
Benefits paid	(140)	(112)
Benefit obligation, balance, end of year	2,908	3,055	2,706
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	2,761	2,414
Actual return on plan assets	453	242
Company contributions	0	217	185
Benefits paid	(140)	(112)
Fair value of plan assets, balance, end of year	3,074	2,761	2,414
Funded status of plan at end of year	166	(294)
Amounts recognized in the statement of financial position consist of:
Accrued over-funded benefit plan assets	176
Accrued under-funded benefit plan liabilities	(10)	(294)
Total amount recognized in the statement of financial position	166	(294)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	704	1,300
Total amount recognized in accumulated other comprehensive income	704	1,300
Nonqualified and Foreign Pension Plans [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	206	183
Benefits earned	6	6
Interest cost on benefit obligation	8	9
Actuarial loss (gain)	(19)	17
Benefits paid	(9)	(13)
Foreign currency exchange rate change, change in projected benefit obligation	2	4
Acquisition	15
Benefit obligation, balance, end of year	209	206
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	98	86
Actual return on plan assets	12	10
Company contributions	6	11
Benefits paid	(9)	(13)
Foreign currency exchange rate change, change in plan assets	2	4
Acquisition	20
Fair value of plan assets, balance, end of year	129	98
Funded status of plan at end of year	(80)	(108)
Amounts recognized in the statement of financial position consist of:
Accrued over-funded benefit plan assets	10
Accrued under-funded benefit plan liabilities	(90)	(108)
Total amount recognized in the statement of financial position	(80)	(108)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	34	63
Total amount recognized in accumulated other comprehensive income	34	63
Postretirement Benefit Plans [Member]
Change in projected benefit obligation [Roll Forward]
Benefit obligation, balance, beginning of year	222	246
Plan amendments		(31)
Interest cost on benefit obligation	9	12	13
Actuarial loss (gain)	(25)	11
Benefits paid	(14)	(16)
Acquisition	19
Benefit obligation, balance, end of year	211	222	246
Change in plan assets [Roll Forward]
Fair value of plan assets, balance, beginning of year	18	19
Actual return on plan assets		1
Company contributions	13	14
Benefits paid	(14)	(16)
Fair value of plan assets, balance, end of year	17	18	19
Funded status of plan at end of year	(194)	(204)
Amounts recognized in the statement of financial position consist of:
Accrued under-funded benefit plan liabilities	(194)	(204)
Amounts recognized in accumulated other comprehensive income consist of:
Net actuarial loss (gain)	(44)	(50)
Prior service benefit	(28)
Total amount recognized in accumulated other comprehensive income	$ (72)	$ (50)